Net profit/(loss) per share	12 Months Ended
Dec. 31, 2024
Earnings Per Share [Abstract]
Net profit/(loss) per share
1 8 .	Net profit/(loss) per share
Basic net profit/(loss) per share and diluted net profit/(loss) per share have been calculated in accordance with ASC 260 on computation of earnings per share for the years ended December 31, 2022, 2023 and 2024 as follows:

	For the Year Ended December 31,
	2022	2023	2024
	RMB	RMB	RMB
Numerator:
Net profit/(loss)	(33,740)	70,554	566
Less: Net profit/(loss) attributable to non-controlling interests	(2,553)	366	1,215

Net profit/(loss) attributable to common shares and redeemable preferred shares	(31,187)	70,188	(649)
Net profit/(loss) attributable to common Shareholders - Basic and diluted	(31,187)	70,188	(649)

Denominator :
Denominator for basic profit/(loss) per share weighted-average common shares outstanding	1,021,958,881	1,000,940,698	997,172,042
Dilutive effect of restricted shares	—	—	—
Dilutive effect of share options	—	—	—
Denominator for diluted profit/(loss) per share weighted-average common shares outstanding	1,021,958,881	1,000,940,698	997,172,042
Basic and diluted profit/(loss) per share	(0.03)	0.07	(0.00)

The potentially dilutive securities that were not included in the calculation of above dilutive net profit/(loss) per share in the years presented where their inclusion would be anti-diluted include restricted shares of 11,273,390 shares, 1,347,076 shares and nil shares for the years ended December 31, 2022, 2023 and 2024, respectively.